REVENUES - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 52,099	$ 54,808	$ 44,946
Other revenues	2,969	2,577	1,641
Total revenues	55,068	57,385	46,587
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	30,873	33,631	28,947
Other revenues	1,537	1,155	1,041
Total revenues	32,410	34,786	29,988
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,046	6,118	3,878
Other revenues	1,411	1,406	579
Total revenues	7,457	7,524	4,457
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	15,180	15,059	12,121
Other revenues	21	16	21
Total revenues	15,201	15,075	12,142
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Total revenues	0	0	0
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	19,310	21,760	18,807
Total revenues	19,524	21,921	18,827
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	18,391	20,939	18,257
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	577	492	344
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	342	329	206
United Kingdom | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
United States
Disclosure of operating segments [line items]
Revenues from contracts with customers	11,662	10,287	6,710
Total revenues	11,676	10,297	6,715
United States | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,148	1,233	344
United States | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,180	2,754	1,591
United States | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,334	6,300	4,775
United States | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,113	7,827	6,759
Total revenues	8,017	8,742	7,107
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,073	2,867	2,495
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,558	1,770	1,257
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,482	3,190	3,007
Europe | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,458	4,686	4,499
Total revenues	4,962	4,950	4,529
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,100	4,323	4,404
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	224	226	11
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	134	137	84
Australia | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,119	4,080	3,075
Total revenues	3,954	4,805	3,916
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,347	3,185	2,436
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	166	165	85
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	606	730	554
Canada | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,514	2,295	1,496
Total revenues	2,838	2,558	1,711
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	863	228	259
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	96	112	82
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,555	1,955	1,155
Brazil | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,202	941	813
Total revenues	1,202	941	813
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,202	941	813
Mexico | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,721	2,932	2,787
Total revenues	2,895	3,171	2,969
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	951	856	752
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	245	599	508
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,525	1,477	1,527
Other | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0